Convertible Notes Payable (Tables)	12 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Schedule of Convertible debt

Convertible debt carrying values consist of the following:

		Fair Value Amounts
Outstanding		March 31,	March 31,
Face Value		2015	2014

$5,547,372	Convertible Note Financing due February 21 2015 (a), (1)	$5,413,574	$5,554,182
605,520	Convertible Note Financing due December 31, 2014 (b), (2)	605,520	400,000
37,000	Convertible Note Financing due June 7, 2014 (c), (3)	37,000	37,000
1,204,500	Convertible Note Financing due December 24, 2014 (d), (4)	1,204,500	—
35,200	Convertible Note Financing due May 13, 2015 (e), (5)	35,200	—
20,000	Convertible Note Financing due December 22, 2016 (f), (6)	20,000	—
58,500	Convertible Note Financing due January 14, 2017 (g), (7)	58,500	—

	Less discount on convetible notes (4)	(196,499)	(3,511,738)
$7,508,092	Total convertible notes payable (8)	$7,177,795	$2,479,444

Schedule of maturities of long-term outstanding convertible debt

Annual maturities of long-term outstanding convertible debt (face value) as of March 31, 2015 are as follows:

Face Value
Years ending March 31,	$ Amount
2015	$5,695,142
2016	335,200
2018	70,000
2019	108,500
2020	—
thereafter	—

$6,208,842

Schedule of additional allonge

In addition, additional allonge financings were added as follows:

TABLE FOR ADDED ALLONGES

	ALLONGE	$
DATE	#	AMOUNT

4/11/2013	8	$71,500
6/5/2013	9	88,000
6/21/2013	10	88,000
7/23/2013	11	82,500
8/8/2013	12	110,000
9/18/2013	13	110,000
10/28/2013	14	55,000
11/15/2013	15	55,000
2/11/2014	16	55,000
5/2/2014	17	27,500
7/11/2014	18	25,000

	TOTAL	$767,500